Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
11. Income Taxes
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows for the years ended December 31, 2023, and 2022:

	Year Ended December 31,
	2023	2022
Federal statutory rate	21.00%	21.00%
State Taxes, net of federal benefit	10.80	11.77
Change in valuation allowance	(36.12)	(36.43)
Permanent differences	(0.36)	0.08
Tax credits	4.80	3.66
Other	(0.12)	(0.08)

Effective income tax rate	0.00%	0.00%

The principal components of the Company’s deferred tax assets and liabilities at December 31, 2023 and 2022 are as follows:

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$21,904	$15,379
Tax credits	7,070	3,883
Intangibles	4,241	3,407
Capitalized R&D expenses	25,127	13,823
Lease liabilities	3,244	4,423
Other deferred tax assets	3,753	1,309

Total deferred tax assets	65,339	42,224

Valuation allowance	(61,974)	(37,992)

Net deferred tax assets	$3,365	$4,232

	Year Ended December 31,
	2023	2022
Deferred tax liabilities:
Right of use asset	$(3,102)	$(4,214)
Other deferred tax liabilities	(263)	(18)

Total deferred tax liabilities	(3,365)	(4,232)

Net deferred tax assets (liabilities)	$—	$—
As of December 31, 2023 and 2022, the Company had federal net operating loss carryforwards of approximately $70.2 million and $48.6 million, respectively, which can be carried forward indefinitely. As of December 31, 2023 and 2022, the Company had state and local net operating loss carryforwards of approximately $139.3 million and $109.3 million, respectively, which begin to expire in 2040.
As of December 31, 2023 and 2022, the Company had federal tax credits of $7.1 and $3.9 million, respectively, which begin to expire in 2041.
Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2023 and 2022, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all of the deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance as of December 31, 2023 and 2022.
Under Internal Revenue Code Section 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change
net operating loss (“NOL”) carryforwards and other
pre-change
tax attributes to offset its post-change income may be limited. The Company has not completed a study to assess whether an “ownership change” has occurred or whether there have been multiple ownership changes since it became a “loss corporation” as defined in Section 382. Future changes in the Company’s stock ownership, which may be outside of its control, may trigger an “ownership change.” In addition, future equity offerings or acquisitions that have equity as a component of the purchase price could result in an “ownership change.” If an “ownership change” has occurred or does occur in the future, utilization of the NOL carryforwards or other tax attributes may be limited, which could potentially result in increased future tax liability to the Company.
The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which it operates or does business in. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.
The Company records uncertain tax positions as liabilities in accordance with ASC 740 and adjusts these liabilities when its judgment changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of December 31, 2023 and 2022, the Company has not recorded any uncertain tax positions in its consolidated financial statements.
The Company recognizes interest and penalties related to uncertain tax positions on the income tax expense line in the accompanying consolidated statements of operations. As of December 31, 2023 and 2022, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheet.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. The resolution of tax matters is not expected to have a material effect on the Company’s consolidated financial statements.